Shareholder Report, Average Annual Return (Details) 74200010600_Franklin Low Duration U.S. Government Securities Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	2.53%	1.49%	1.09%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.84%	1.95%	1.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent	4.87%	1.62%	1.73%